Impairment of Goodwill and Intangible Assets (Details) $ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)
Impairment of Goodwill and Intangible Assets [Abstract]
Asset carrying amount (in Dollars)	$ 3.7
Pre tax discount rate	40.75%
Growth rate percentage	2.50%
Goodwill impairment charge (in Dollars)	$ 7.3	$ 5,791,439
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers (in Dollars)	$ 58.3